Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

April 18, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Annuity Portfolios (“Trust”) (File Nos. 033-74534 and 811-08314)

Schwab Government Money Market Portfolio	Schwab VIT Balanced Portfolio
Schwab S&P 500 Index Portfolio	Schwab VIT Balanced with Growth Portfolio
Schwab MarketTrack Growth Portfolio II	Schwab VIT Growth Portfolio

Post-Effective Amendment No. 42

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 14, 2016, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Michael Cirelli
Michael Cirelli
Corporate Counsel
Charles Schwab Investment Management, Inc.